Capital and reserves - Summary of Pre-tax Tax Amounts of Component of Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pre-tax
Currency translation differences (including recycling), Net of tax		$ 1,866	$ 284	$ (4,096)
Available-for-sale investments (including recycling), Pre-tax	[1]	14	1	1
Cash flow hedges (including recycling), Pre-tax		425	(362)	93
Share of items relating to equity-accounted entities, net of tax, Pre-tax		564	833	(814)
Other, Pre-tax		0	0	0
Tax
Currency translation differences (including recycling), Tax		(95)	78	197
Available-for-sale investments (including recycling), Tax		0	0	0
Cash flow hedges (including recycling), Tax		(29)	31	(20)
Share of items relating to equity-accounted entities, net of tax, Tax		0	0	0
Other, Tax		(72)	(96)	80
Currency translation differences (including recycling), Net of tax		1,771	362	(3,899)
Available-for-sale investments (including recycling), Net of tax		14	1	1
Cash flow hedges (including recycling), Net of tax		396	(331)	73
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	564	833	(814)
Other, Net of tax		(72)	(96)	80
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax	[1]	3,646	(2,496)	4,139
Share of items relating to equity-accounted entities, net of tax, Pre-tax				(1)
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		(1,303)	739	(1,397)
Share of items relating to equity-accounted entities, net of tax, Tax				0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		2,343	(1,757)	2,742
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	0	0	(1)
Other comprehensive income, Pre-tax		6,515	(1,740)	(678)
Other comprehensive income, Tax		(1,499)	752	(1,140)
Other comprehensive income	[1],[2]	$ 5,016	$ (988)	$ (1,818)

[1]	See Note 30 for further information.
[2]	See Note 30 for further information.